Net Investment in Direct Financing Lease (Direct Financing Lease and Future Minimum Capital Lease Payments) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Capital Leases, Net Investment in Direct Financing Leases, Minimum Payments to be Received	$ 1,066	$ 1,126
Capital Leases, Net Investment in Direct Financing Leases, Executory Costs	(201)	(211)
Minimum lease payments receivable	865	915
Capital Leases, Net Investment in Direct Financing Leases, Unguaranteed Residual Values of Leased Property	183	183
Capital Leases, Net Investment in Direct Financing Leases, Deferred Income	(564)	(609)
Capital Leases, Net Investment in Direct Financing Leases, Total	484	489
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing Leases, Current	9	8
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing Leases, Noncurrent	475	$ 481
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
Capital Leases, Future Minimum Payments, Receivable in 2019	65
Capital Leases, Future Minimum Payments, Receivable in 2020	65
Capital Leases, Future Minimum Payments, Receivable in 2021	65
Capital Leases, Future Minimum Payments, Receivable in 2022	65
Capital Leases, Future Minimum Payments, Receivable in 2023	64
Capital Leases, Future Minimum Payments, estimated executory costs, Fiscal Year Maturity [Abstract]
Capital Leases, Future Minimum Payments, estimated executory costs 2019	(12)
Capital Leases, Future Minimum Payments, estimated executory costs 2020	(12)
Capital Leases, Future Minimum Payments, estimated executory costs 2021	(12)
Capital Leases, Future Minimum Payments, estimated executory costs 2022	(12)
Capital Leases, Future Minimum Payments, estimated executory costs 2023	(12)
Capital Leases, Future Minimum Payments, estimated executory costs 2023
Capital Leases, Future Minimum Payments Receivable Net of Executory Costs 2019	53
Capital Leases, Future Minimum Payments Receivable Net of Executory Costs 2020	53
Capital Leases, Future Minimum Payments Receivable Net of Executory Costs 2021	53
Capital Leases, Future Minimum Payments Receivable Net of Executory Costs 2022	53
Capital Leases, Future Minimum Payments Receivable Net of Executory Costs 2023	$ 52